Note 15 - Stock Options and Stock-based Employee Compensation (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 01, 2016	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 10.02		$ 10.17
APIC, Share-based Payment Arrangement, Increase for Cost Recognition, Total			$ 6,721	$ 1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			5,600		$ 600
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total			$ 10,700
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			1 year 328 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 11.85		$ 12.66
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 0
Chief Executive Officer [Member] | Non-plan Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
The 2011 Long-term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			2,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)			149	484	484
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)		3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)			10 years